Schedule I-Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets [Abstract]
Cash and cash equivalents		$ 12,858	$ 3,304	$ 2,873	$ 3,075
Restricted cash		1,550	50
Other current assets		1,089	657
Total current assets		22,329	8,278
Non-current assets [Abstract]
TOTAL ASSETS		257,534	209,352
Current liabilities [Abstract]
Current portion of convertible promissory notes		200	103
Trade accounts and other payables		6,350	5,979
Accrued liabilities		2,529	2,296
Total current liabilities		21,230	9,250
Non-current liabilities [Abstract]
Due to related parties, noncurrent		5,878	0
Long-term portion of convertible promissory notes		1,097	31
Total liabilities		226,702	186,068
Commitments and contingencies
STOCKHOLDERS EQUITY [Abstract]
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued		0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2016 and 2015; 34,072,210 and 19,522,413 shares issued and outstanding as at December 31, 2016 and 2015, respectively		3	2
Additional paid-in capital		369,291	337,121
Accumulated deficit		(338,462)	(313,839)
Total Stockholders' equity		30,832	23,284	2,676	(90,696)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY		$ 257,534	$ 209,352
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		25,000,000	25,000,000
Preferred stock, shares issued (in shares)		0	0
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		500,000,000	500,000,000
Common stock, shares issued (in shares)		34,072,210	19,522,413
Common stock, shares outstanding (in shares)		34,072,210	19,522,413
Seanergy Maritime Holdings Corp. [Member]
Current assets [Abstract]
Cash and cash equivalents		$ 8,809	$ 2,078	$ 2,578	$ 2,767
Restricted cash		50	50
Other current assets		0	24
Total current assets		8,859	2,152
Non-current assets [Abstract]
Investments in subsidiaries	[1]	29,998	21,613
Total non-current assets		29,998	21,613
TOTAL ASSETS		38,857	23,765
Current liabilities [Abstract]
Current portion of convertible promissory notes		200	103
Trade accounts and other payables		167	171
Accrued liabilities		683	176
Total current liabilities		1,050	450
Non-current liabilities [Abstract]
Due to related parties, noncurrent		5,878	0
Long-term portion of convertible promissory notes		1,097	31
Total liabilities		8,025	481
Commitments and contingencies		0	0
STOCKHOLDERS EQUITY [Abstract]
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued		0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2016 and 2015; 34,072,210 and 19,522,413 shares issued and outstanding as at December 31, 2016 and 2015, respectively		3	2
Additional paid-in capital		369,291	337,121
Accumulated deficit		(338,462)	(313,839)
Total Stockholders' equity		30,832	23,284
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY		$ 38,857	$ 23,765
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		25,000,000	25,000,000
Preferred stock, shares issued (in shares)		0	0
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		500,000,000	500,000,000
Common stock, shares issued (in shares)		34,072,210	19,522,413
Common stock, shares outstanding (in shares)		34,072,210	19,522,413

[1]	Eliminated in consolidation